Share-based payments (Details) € / shares in Units, € in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022 shares	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity settled share based payment transactions		€ 6,683	€ 8,757
Expense from equity settled share based payment transactions, Unrecognized		€ 29,068
Number of other equity instruments granted in share based payment arrangement | shares				2,520,000
Equity Settled Share Based Payments [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity settled share based payment transactions				€ 1,410
Share price, Other equity instruments granted | € / shares		€ 8.91
Expected volatility, Other equity instruments granted		35.00%
Risk free interest rate, Other equity instruments granted		0.73%
Performance Share Units [Member] | Equity Settled Share Based Payments [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity settled share based payment transactions		€ 1,365		6,138
Expense from equity settled share based payment transactions, Unrecognized		10,956		€ 12,897
Number of other equity instruments granted in share based payment arrangement | shares	1,417,150
Risk free interest rate, Other equity instruments granted				0.00%
Retention restricted share units | Equity Settled Share Based Payments [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity settled share based payment transactions		443
Expense from equity settled share based payment transactions, Unrecognized		€ 4,910
Number of other equity instruments granted in share based payment arrangement | shares	607,350